Evaluation Tools At Customers (Tables)	12 Months Ended
Dec. 31, 2011
Evaluation Tools At Customers [Abstract]
Schedule Of Changes In The Amount Of Evaluation Tools

Balance January 1, 2010	11,282
Evaluation tools shipped	5,381
Depreciation	(2,477)
Evaluation tools sold	(8,526)
Foreign currency translation effect	984

Balance December 31, 2010	6,644
Evaluation tools shipped	14,901
Depreciation	(2,518)
Evaluation tools sold	(7,830)
Transfer from inventories	1,913
Foreign currency translation effect	877

Balance December 31, 2011	13,987

Useful lives in years:	5